Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Income Statement [Abstract]
Net sales	$ 10,804,214	$ 686,179
Cost of sales	7,680,290	1,370,897
Gross income (loss)	3,123,924	(684,718)
Operating expenses:
Selling and marketing expenses	1,761,154	563,003
General and administrative expenses	4,749,922	5,291,075
Research and development costs	339,385	179,982
Transaction costs		198,443
Total operating expenses	6,850,461	6,232,503
Loss from operations	(3,726,537)	(6,917,221)
Other expenses (income):
Amortization of debt discount	376,506	1,565,174
Loss on extinguishment of debt	3,030,495
Induced conversion loss	51,412
Gain on change in fair value of derivatives	(1,939,639)
Interest expense - related party	608,668	171,918
Interest expense	12,740,781	573,431
Total other expense	14,868,223	2,310,523
Loss before income taxes	(18,594,760)	(9,227,744)
Provision for income taxes
Net loss	(18,594,760)	(9,227,744)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(15,134)	(5,034)
Total other comprehensive loss, net of tax	(15,134)	(5,034)
Comprehensive loss	$ (18,609,894)	$ (9,232,778)
Net loss per share, basic and diluted	$ (0.70)	$ (0.37)
Weighted average number of common shares outstanding, basic and diluted	26,723,038	24,689,813